Business combinations - Acquisition of GalaxE - Narrative (Details) - GalaxE £ / shares in Units, £ in Thousands		12 Months Ended		16 Months Ended
	Feb. 29, 2024 GBP (£) shares £ / shares	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2025 GBP (£)	Oct. 06, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 223,045	£ 223,441		£ 223,441
Lock-up period	2 years
Equity interests of acquirer	£ 13,778	13,778		13,778
Share price (in GBP per share) | £ / shares	£ 25.24
Adjustments to initial cash consideration		400		396
Fair value of contingent consideration	£ 4,443	4,443		4,443
Contingent consideration, payout, in percentage			25.00%
Increase (decrease) in contingent consideration asset (liability)			£ 1,200
Deferred tax liability	23,433	24,201		24,201
Intangible assets - client relationships	66,287	69,282		69,282
Software - own work capitalised	9,378	9,378		9,378
Deferred tax asset	£ 6,653	12,166		12,166
Deferred tax
Disclosure of detailed information about business combination [line items]
Adjustments to deferred tax asset				5,013
Withholding tax
Disclosure of detailed information about business combination [line items]
Deferred tax liability					£ 2,700
Tax losses
Disclosure of detailed information about business combination [line items]
Deferred tax asset		£ 7,200		£ 7,200
Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability					18,900
Tax base of intangible assets			£ 0
Software development work and staff costs
Disclosure of detailed information about business combination [line items]
Deferred tax liability					£ 2,600
Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	19.00%
Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	545,802